Fair Value (Fair Value Measurement - Reconciliation of Level 3 Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	$ 3,797	$ 5,451
Net realized/unrealized gains (losses) included in earnings, Assets	(599)	(888)
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	(12)	15
Purchases, Assets	12	171
Sales, Assets	(314)	(426)
Issuances, Assets	240	625
Settlements, Assets	(209)	(1,128)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	(1,764)	(23)
Fair Value, Assets, Ending balance	1,151	3,797
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	(671)	(1,311)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liabilities, Beginning balance	(859)	(972)
Net realized/unrealized gains (losses) included in earnings, Liabilities	(115)	(369)
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities	0	1
Purchases, Liabilities	(11)	(46)
Sales, Liabilities	0	0
Issuances, Liabilities	0	0
Settlements, Liabilities	399	527
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities	586	0
Fair Value, Liabilities, Ending balance	0	(859)
Net unrealized gains (losses) included in earnings still held, Liability	(62)	(182)
On-Balance Sheet Securitization Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liabilities, Beginning balance	(830)	(972)
Net realized/unrealized gains (losses) included in earnings, Liabilities	(115)	(371)
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities	0	1
Purchases, Liabilities	0	0
Sales, Liabilities	0	0
Issuances, Liabilities	0	0
Settlements, Liabilities	389	512
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities	556
Fair Value, Liabilities, Ending balance	0	(830)
Net unrealized gains (losses) included in earnings still held, Liability	(62)	(184)
Loan repurchase liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liabilities, Beginning balance	(29)	0
Net realized/unrealized gains (losses) included in earnings, Liabilities	0	2
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities	0	0
Purchases, Liabilities	(11)	(46)
Sales, Liabilities	0	0
Issuances, Liabilities	0	0
Settlements, Liabilities	10	15
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities	30
Fair Value, Liabilities, Ending balance	0	(29)
Net unrealized gains (losses) included in earnings still held, Liability	0	2
Trading Assets (excluding derivatives) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		138
Net realized/unrealized gains (losses) included in earnings, Assets		5
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		0
Sales, Assets		(94)
Issuances, Assets		0
Settlements, Assets		(16)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance		33
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets		14
Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	33	44
Net realized/unrealized gains (losses) included in earnings, Assets	2	5
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	0
Settlements, Assets	(4)	(16)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	(31)	0
Fair Value, Assets, Ending balance	0	33
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	4	14
Trading Assets - Asset Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		94
Net realized/unrealized gains (losses) included in earnings, Assets		0
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		0
Sales, Assets		(94)
Issuances, Assets		0
Settlements, Assets		0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance		0
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets		0
Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		1
Net realized/unrealized gains (losses) included in earnings, Assets		18
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		14
Purchases, Assets		94
Sales, Assets		(65)
Issuances, Assets		0
Settlements, Assets		0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance		62
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets		0
Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		1
Net realized/unrealized gains (losses) included in earnings, Assets		0
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		0
Sales, Assets		(1)
Issuances, Assets		0
Settlements, Assets		0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance		0
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets		0
Asset-backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	62	0
Net realized/unrealized gains (losses) included in earnings, Assets	19	18
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	(12)	14
Purchases, Assets	0	94
Sales, Assets	(69)	(64)
Issuances, Assets	0	0
Settlements, Assets	0	0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	0	0
Fair Value, Assets, Ending balance	0	62
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	0	0
Mortgage Loans Held-For-Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	30	4
Net realized/unrealized gains (losses) included in earnings, Assets	0	(1)
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	12	46
Sales, Assets	0	(1)
Issuances, Assets	0	0
Settlements, Assets	(11)	(18)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	(31)	0
Fair Value, Assets, Ending balance	0	30
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	0	(2)
Consumer Mortgage Finance Receivables And Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	835	1,015
Net realized/unrealized gains (losses) included in earnings, Assets	121	352
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	1
Purchases, Assets	0	0
Sales, Assets	(245)	0
Issuances, Assets	0	0
Settlements, Assets	(124)	(533)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	(587)	0
Fair Value, Assets, Ending balance	0	835
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	51	136
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	2,519	3,738
Net realized/unrealized gains (losses) included in earnings, Assets	(560)	(793)	(147)
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	31
Sales, Assets	0	(266)
Issuances, Assets	240	622
Settlements, Assets	0	0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	(1,130)	0
Fair Value, Assets, Ending balance	952	2,519	3,738
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	(677)	(1,605)
Retained Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	231	568
Net realized/unrealized gains (losses) included in earnings, Assets	46	180
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	3
Settlements, Assets	(123)	(520)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	0	0
Fair Value, Assets, Ending balance	154	231
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	0	(15)
Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	87	(13)
Net realized/unrealized gains (losses) included in earnings, Assets	(110)	164
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	0
Settlements, Assets	53	(41)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	15	(23)
Fair Value, Assets, Ending balance	45	87
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	(49)	161
Interest Rate Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	71	(13)
Net realized/unrealized gains (losses) included in earnings, Assets	(78)	148
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	0
Settlements, Assets	53	(41)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	1	(23)
Fair Value, Assets, Ending balance	47	71
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	1	145
Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	16	0
Net realized/unrealized gains (losses) included in earnings, Assets	(32)	16
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	0
Settlements, Assets	0	0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets	14	0
Fair Value, Assets, Ending balance	(2)	16
Net Unrealized Gains (Losses) Included In Earnings Related to Instruments Still Held, Assets	(50)	16
Fair Value, Inputs, Level 3 [Member] | Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized/unrealized gains (losses) included in earnings, Assets	$ (677)	$ (1,606)